Earnings per Share (Notes)	6 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The computation of basic earnings per share is based on net income (loss) and the weighted average number of shares outstanding during the period. The restricted stock units ("RSUs") based on the treasury stock method were anti-dilutive for the three and six months ended June 30, 2013 and 176,316 RSUs were excluded from the calculation of the weighted average number of shares outstanding.

The components of the numerator for the calculation of basic EPS and diluted EPS for net income (loss) from continuing operations, net loss from discontinued operations and net income (loss) are as follows:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2014	2013	2014	2013
Net income (loss) from continuing operations	6,468	(628)	17,228	(1,054)
Net loss from discontinued operations	(186)	(356)	(228)	(6,868)
Net income (loss)	6,282	(984)	17,000	(7,922)

The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2014	2013	2014	2013
Weighted average number of shares outstanding - basic	44,420	24,472	37,497	24,467
Impact of restricted stock units	149	—	149	—
Weighted average number of shares outstanding - diluted	44,569	24,472	37,646	24,467